Balance Sheet Components - Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Millions	Jun. 30, 2026	Mar. 31, 2026
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Research and development tax credit receivables	$ 130	$ 120
Prepayments	228	169
Other receivables	93	69
Total prepaid expenses and other current assets	$ 451	$ 358